Average Annual Total Returns	12 Months Ended	47 Months Ended	60 Months Ended	82 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%		12.15%		12.36%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		1.88%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.60%		9.01%		9.85%	9.73%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.67%	11.19%	12.58%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(1.12%)	(2.15%)	0.57%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.60%	6.51%	5.79%	7.84%
Thornburg Investment Income Builder Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	30.38%		13.87%			10.38%
Thornburg Investment Income Builder Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.72%		11.54%			8.26%
Thornburg Investment Income Builder Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.28%		9.86%			7.27%
Thornburg Investment Income Builder Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	34.66%		14.09%			10.07%
Thornburg Investment Income Builder Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	36.93%		15.21%			11.17%
Thornburg Investment Income Builder Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	37.01%		15.30%		11.35%
Performance Inception Date					Apr. 10, 2017
Thornburg Summit Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	14.88%	7.80%
Performance Inception Date		Jan. 26, 2022
Thornburg Summit Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.67%	6.33%
Thornburg Summit Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.32%	5.48%
Thornburg Summit Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	20.53%		9.41%	12.21%
Performance Inception Date				Mar. 01, 2019